Intangible assets	6 Months Ended
Jun. 30, 2022
Intangible assets [abstract]
Intangible assets
6

Intangible assets
Changes in intangible assets
Goodwill Software Other Total
in EUR million
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Opening balance 472 533 682 846 2 15 1,156 1,394
Additions 17 44 17 44
Capitalised expenses 64 135 64 135
Amortisation -113 -260 -0 -1 -113 -261
Impairments 1 -32 -8 -82 -12 -40 -94
Exchange rate differences -1 -61 3 -0 0 0 2 -62
Disposals -1 -0 -1 -0
Changes in the composition of
the group and other changes
25 9 -1 0 35 -0
Closing balance 463 472 653 682 2 2 1,119 1,156
Gross carrying amount
496 472 2,422 2,521 8 59 2,925 3,052
Accumulated amortisation
-1,705 -1,710 -3 -9 -1,708 -1,719
Accumulated impairments
-32 -64 -129 -2 -48 -98 -177
Net carrying value
463 472 653 682 2 2 1,119 1,156
1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Goodwill
Following a change in monitoring from a centralised towards

a de-centralised approach for Retail as from

the
beginning of 2022, goodwill related to the group of cash generating units (CGUs) ‘Retail

Growth Markets’ was
reallocated to Retail Romania,

Retail Poland and Retail Turkey

CGUs using a relative value approach. The
goodwill for Turkey,

after first being adjusted for inflation, was

fully impaired for the amount of EUR
32

million
and the impairment loss was presented in operating expenses. Goodwill allocated to Retail Romania and Retail
Poland was EUR 15

million and EUR
70

million respectively as at 30 June 2022.